ORGANIZATION AND NATURE OF OPERATIONS (Details Narrative) - USD ($)				3 Months Ended						9 Months Ended		12 Months Ended
	Jul. 28, 2023	Jul. 17, 2023	May 19, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Goodwill				$ 6,650,621						$ 6,650,621
Net loss				118,587,221	$ 22,904,048	$ 664,601	$ 277,129	$ 340,761	$ (494,127)	142,155,870	$ 123,763
Working capital deficit				8,321,866						8,321,866		1,106,879
Principal amount		$ 1,944,000
convertible notes payable				2,178,000						2,178,000
Operating activities										2,153,563	$ 117,281
Titan Trucking LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Consideration exchange			$ 27,162,222
Goodwill			$ 22,319,908
Net loss												658,663	$ 588,050
Working capital deficit												1,106,879	4,435,427
Accrued interest												$ 199,453	140,812
Incorporated date												Jan. 26, 2017
Operating activities												$ 312,264	506,660
Cash												26,650	$ 33,579
Titan Trucking LLC [Member] | Investor [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Cash												$ 1,000,000
Titan Trucking LLC [Member] | Titan Trucking LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percentage												100.00%
Convertible Notes Payable [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Accrued interest		$ 75,263
Previously Reported [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Goodwill				$ 7,200,000						$ 7,200,000
Revision of Prior Period, Adjustment [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Derivative liability						$ 112,000,000
Traqiq Solutions Inc [Member] | Ajay Sikka [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Consideration exchange	$ 1
Short term debt	$ 209,587